Note 6 - Loans, Net of Allowance for Credit Losses - Maturities and Yields (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Total loans	$ 2,096,308	$ 1,650,146
Average effective yield	4.52%	4.94%
Not later than three months [member]
Statement Line Items [Line Items]
Total loans	$ 51,453
Average effective yield	5.18%
Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Total loans	$ 246,853
Average effective yield	4.02%
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total loans	$ 231,885
Average effective yield	4.78%
Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 752,776
Average effective yield	4.28%
Later than five years [member]
Statement Line Items [Line Items]
Total loans	$ 153,833
Average effective yield	3.79%
Floating interest rate [member]
Statement Line Items [Line Items]
Total loans	$ 659,508
Average effective yield	5.01%